UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06686
                                                     ---------

                           JF China Region Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                       CSC
                                   Suite 3100
                           1133 Avenue of the Americas
                               New York, NY 10036
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

          [LOGO]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)
CHINA (19.9%)
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (5.2%)
    Bank of Communications Co. 'H'                                                           2,615,000          1,842,389
    China Construction Bank 'H'                                                              2,564,000          1,108,881
*   China Merchants Bank 'H'                                                                   642,500            905,342
    Ping An Insurance Group Co. 'H'                                                            163,000            585,710
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,442,322
----------------------------------------------------------------------------------------------------------------------------
INSURANCE (2.9%)
    China Life Insurance Co., Ltd.  'H'                                                      1,275,000          2,493,631
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING (2.8%)
    Angang New Steel Co., Ltd. 'H'                                                           1,370,000          1,088,299
*   Hunan Non-Ferrous Metals 'H'                                                               918,000            388,771
    Zijin Mining Group Co., Ltd. 'H'                                                         1,776,000            884,325
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,361,395
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS (5.4%)
    China Petroleum and Chemical 'H'                                                         3,020,000          1,875,813
    PetroChina Co., Ltd. 'H'                                                                 2,480,000          2,667,060
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,542,873
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (1.4%)
*   Guangzhou R&F Prop Co., Ltd., 'H'                                                          860,800          1,212,947
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE (0.5%)
    Tencent Holdings, Ltd., 'H'                                                                180,000            414,412
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.8%)
    China Telecom Corp.,  Ltd. 'H'                                                           1,748,000            632,598
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.9%)
*   Dongfeng Motors Group Corp., Ltd. 'H'                                                    1,944,000            788,352
----------------------------------------------------------------------------------------------------------------------------
TOTAL CHINA                                                                                                    16,888,530
----------------------------------------------------------------------------------------------------------------------------
HONG KONG (45.3%)
----------------------------------------------------------------------------------------------------------------------------
AIRLINES (1.2%)
    Air China, Ltd., 'H'                                                                     2,302,000            992,617
----------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS (1.0%)
    China National Building Material Co., Ltd., 'H'                                          1,782,000            857,583
----------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
HONG KONG (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS (0.7%)
    Sinochem Hong Kong Holdings, Ltd.                                                        1,750,000            628,830
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (5.3%)
    BOC Hong Kong (Holdings), Ltd.                                                             867,500          1,948,250
    Dah Sing Financial Group                                                                   123,600          1,112,713
    HSBC Holdings PLC                                                                           18,400            335,544
    Standard Chartered, PLC                                                                     41,125          1,069,258
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,465,765
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (3.9%)
    Esprit Holdings, Ltd.                                                                      209,000          1,905,669
    Li & Fung, Ltd.                                                                            578,600          1,437,543
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,343,212
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
    Hong Kong Exchanges & Clearing, Ltd.                                                       121,500            886,429
    Shin Kong Financial Holding                                                                 61,792             56,910
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  943,339
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (2.7%)
    China Resources Enterprise Ltd.                                                            384,000            831,842
    Hutchison Whampoa Rts                                                                           12                  0
    Swire Pacific, Ltd., Class A                                                               142,500          1,488,594
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,320,436
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.2%)
    China Resources Power Holdings                                                             996,000          1,053,231
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
*   AAC Acoustic Technology, Inc.                                                              300,000            346,498
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (1.5%)
    Shangri-La Asia, Ltd.                                                                      578,000          1,284,733
----------------------------------------------------------------------------------------------------------------------------
MACHINERY (0.9%)
    Techtronic Industries Co., Ltd.                                                            537,000            792,518
----------------------------------------------------------------------------------------------------------------------------
MARINE (1.1%)
    Pacific Basin Shipping, Ltd.                                                             1,554,000            891,447
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING (1.3%)
    China Shenhua Energy Co., Ltd., 'H'                                                        684,500          1,101,560
----------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
HONG KONG (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (0.0%)
*   Health Asia MediCentres Beijing ++                                                       1,000,000                  0
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS (3.8%)
    CNPC Hong Kong, Ltd.                                                                     3,160,000          1,597,793
    Hong Kong & China Gas Co., Ltd.                                                            486,000          1,138,870
    Xinao Gas Holdings, Ltd.                                                                   448,000            459,944
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,196,607
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (9.2%)
    Cheung Kong Holdings, Ltd.                                                                 340,000          3,649,908
    Henderson Land Development Co., Ltd.                                                       136,000            764,452
    Hysan Development Co., Ltd.                                                                231,419            593,378
    New World Development Co., Ltd.                                                            481,000            828,390
    Sun Hung Kai Properties                                                                    184,000          2,008,303
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,844,431
----------------------------------------------------------------------------------------------------------------------------
RETAIL (2.8%)
    Golden Eagle Retail Group, Ltd.                                                          1,505,000            930,938
    Lifestyle International Holdings, Ltd.                                                     338,500            668,985
    Parkson Retail Group, Ltd.                                                                 209,000            773,801
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,373,724
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (1.1%)
    Cosco Pacific, Ltd.                                                                        444,000            887,744
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (6.1%)
    China Mobile (Hong Kong), Ltd.                                                             738,500          5,217,290
----------------------------------------------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                                                38,541,565
----------------------------------------------------------------------------------------------------------------------------
SINGAPORE (1.1%)
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (1.1%)
    Jardine Matheson Holdings Ltd.                                                              52,000            951,600
----------------------------------------------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                                                   951,600
----------------------------------------------------------------------------------------------------------------------------
TAIWAN (33.2%)
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS (1.0%)
    Formosa Chemical                                                                           593,000            877,921
----------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
TAIWAN (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (1.3%)
*   Chang Hwa Commercial Bank                                                                1,840,000          1,109,087
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.6%)
    High Tech Computer                                                                          52,000          1,376,297
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
    Chinatrust Financial Holding                                                               946,000            705,981
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.6%)
    Asustek Computer, Inc.                                                                     631,500          1,482,515
    AU Optronics Corp.                                                                         114,214            161,672
    AU Optronics Corp Warrants 19 Oct 2006 (UBS AG)                                            594,124            841,874
    Delta Electronics, Inc.                                                                    433,000          1,242,843
    Hon Hai Precision Industry                                                                 505,784          3,079,250
    Silitech Technology Corp.                                                                  108,542            585,384
    Tripod Technology Corp.                                                                    249,990            762,867
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,156,405
----------------------------------------------------------------------------------------------------------------------------
INSURANCE (3.4%)
    Cathay Life Insurance Company                                                            1,446,895          2,898,380
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING (1.1%)
    Catcher Technology Co., Ltd.                                                               103,658            889,459
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (1.1%)
    Chong Hong Construction Co                                                                 164,187            456,385
    Huaku Construction                                                                         230,000            471,154
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  927,539
----------------------------------------------------------------------------------------------------------------------------
RETAIL (0.0%)
    Hotai Motor                                                                                  3,000              5,774
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (13.2%)
    Advanced Semiconductor Engineering, Inc.                                                 1,628,000          1,512,531
    MediaTek, Inc.                                                                             181,080          1,717,928
    Novatek Microelectronics Corp., Ltd.                                                       199,044            941,170
    Novatek Microelectronics Corp., Ltd. Outperformance Warrants 29 March 2007                 125,229            593,736
*   ProMOS Technologies, Inc.                                                                  855,000            335,826
    ProMOS Technologies, Inc. Outperformance Warrants 04 March 2007                          1,214,000            477,345
    Taiwan Semiconductor Manufacturing Co., Ltd.                                             3,126,787          5,639,978
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               11,218,514
----------------------------------------------------------------------------------------------------------------------------

                                       4

          [LOGO]
JF CHINA REGION FUND, INC.
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
TAIWAN (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    Far EasTone Telecommunications Co., Ltd.                                                    76,000             82,320
----------------------------------------------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                                                   28,247,677
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN COMMMON STOCK
    (99.5% of Net Assets) (Cost $75,707,979)                                                                   84,629,372
===========================================================================================================================
TOTAL INVESTMENTS
    (99.5% of Net Assets) (Cost $75,707,979)                                                                   84,629,372
===========================================================================================================================
Other assets in excess of liabilities (0.5% of Net Assets)                                                        412,743
===========================================================================================================================
NET ASSETS (100.0%)                                                                                            85,042,115
===========================================================================================================================
As of December  31,  2005,  aggregate  cost for Federal  income tax purposes was
$65,230,006. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost                                                                               10,293,332
Excess of cost over market value                                                                               (2,111,241)
----------------------------------------------------------------------------------------------------------------------------


Net unrealized gain                                                                                             8,182,091
===========================================================================================================================

        H Chinese security traded on Hong Kong Stock Exchange.
        * Non-income producing security .
       ++ At fair value as determined under the supervision of the Board of Directors.

                                       5

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2006, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               JF China Region Fund, Inc.
                         -------------------------------------------------------
By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date   November 15, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date   November 15, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael J. James
                         -------------------------------------------------------
                           Michael J. James, Treasurer
                           (principal financial officer)

Date   November 15, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.